FINANCIAL RISK MANAGEMENT (Capital risk narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt to capital ratio	21.00%	36.00%
Reserve of cash flow hedges, net of tax	$ 0.5	$ (0.6)	$ (0.4)
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reserve of cash flow hedges, net of tax	$ 0.5